Research and Development costs	12 Months Ended
Dec. 31, 2019
Research and Development costs
Research and Development Costs

16. Research and Development Costs

Research and development costs amounted to € 46,491,000 in 2019  (2018: € 29,514,000, 2017: € 31,153,000) and comprise allocated employee costs, the costs of materials and laboratory consumables, the costs of external studies including, amongst others, clinical studies and toxicology studies and external research, license- and IP-costs and allocated other costs.